SCHEDULE OF BANK LOANS (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Line of Credit Facility [Line Items]
Total	$ 5,185,642	$ 5,442,467
Short-term Debt	(705,200)	(887,000)
Less: current portion of long-term loans	(625,274)	(2,959,918)
Long-term loans	3,855,168	1,595,549
Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Loans payable to bank	1,200	887,000
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Loans payable to bank	$ 5,184,442	$ 4,555,467